Document and Entity Information	Dec. 30, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001760173
Document Type	8-K/A
Document Period End Date	Dec. 30, 2020
Entity Registrant Name	SURGALIGN HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38832
Entity Tax Identification Number	83-2540607
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(224)
Local Phone Number	303-4651
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	SRGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 30, 2020, Surgalign Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission (“SEC”) to reflect certain retrospective revisions for discontinued operations and changes in reportable segments that were made to the consolidated financial statements of the Company in its Annual Report on Form 10-K for the year ended December 31, 2019 that was previously filed with the SEC on June 8, 2020. This Current Report on Form 8-K/A is being filed solely to amend Exhibit 99.1 to the Original Form 8-K to correct errors in values included in the reconciliation table under the heading “Non-GAAP Financial Measures” and in the covenant calculation table under the heading “Liquidity and Capital Resources” in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations” in the Original Form 8-K. Except as disclosed in this Form 8-K/A, all other information in the Original Form 8-K (including the exhibits thereto) remains unchanged.